Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate reconciliation

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. A reconciliation of the Company’s tax provisions is summarized as follows:

	At December 31,
	2025	2024	2023
	(in Euros)
Income taxes at Italy statutory rate	€(2,325,858)	€(2,037,277)	€(2,794,909)
Permanent differences	126,200	(39,935)	309,512
Other	8,743	71,627	(171,032)
Federal income tax for Genenta Science, Inc.	108,004	(62,825)	(89,910)
Change in valuation allowance	2,082,911	2,068,410	2,746,339
Total provision expense for income taxes	€-	€-	€-

Schedule of deferred tax assets

Significant components of the Company’s net deferred tax assets are summarized as follows:

	At December 31,
	2025	2024	2023
	(in Euros)
Deferred tax assets
Net operating loss carryforwards	€16,084,600	€13,876,117	€11,772,870
Other temporary differences	4,558	130,130	150,347
Allowance for corporate equity	481,071	481,071	495,692
Total deferred tax assets	16,570,239	14,487,319	12,418,909
Valuation allowance	(16,570,239)	(14,487,319)	(12,418,909)
Net deferred tax assets	€-	€-	€-

Schedule of tax loss carryforwards expire
	At December 31,
	2025	2024	2023
	(in Euros)
No expiration date	€5,487,085	€5,487,085	€5,487,085
No expiration date - DL 98/2011	61,371,643	51,680,567	43,191,915
Total	€66,858,728	€57,167,652	€48,679,000